Leasing	6 Months Ended	12 Months Ended
	Jan. 31, 2025	Jul. 31, 2024
TALENTEC SDN. BHD. [Member]
Leasing

8.	LEASING

The Group has entered into a non-cancellable operating lease agreement for its office. The Group determines if an arrangement is a lease, or contains a lease, at inception and record the lease in the unaudited consolidated financial statements upon lease commencement, which is the date when the lessor makes the underlying asset available for use.

8.	LEASING - Continued

Balances for the operating leases are presented as follows within the unaudited consolidated balance sheets:

	As of July 31,	As of January 31,
	2024	2025
		(Unaudited)
Right-of-use asset	$-	$173,705

Lease liability - current	-	58,504
Lease liabilities - non-current	-	115,201
Total lease liability	$-	$173,705

For the six months ended January 31, 2024 and 2025, lease expenses were US$25,609 and US$27,038, respectively and were recognized as general and administrative expenses.

Weighted-average remaining lease term and discount rate are as follows:

	As of July 31,	As of January 31,
	2024	2025
		(Unaudited)
Weighted-average remaining lease term (years)	0.25	2.75
Weighted-average discount rate	8.56%	8.56%

As of January 31, 2025, the maturities of the Group’s lease liabilities are as follows:

Remaining periods ending July 31, 2025	$35,560
FY2026	71,120
FY2027	71,120
FY2028	17,780
Total minimum lease payment	195,579
Less: interest	(21,874)
Present value of lease obligation	$173,705

8. LEASING

The Group has entered into a non-cancellable operating lease agreement for its offices. The Group determines if an arrangement is a lease, or contains a lease, at inception and records the lease in the consolidated financial statements upon lease commencement, which is the date when the lessor makes the underlying asset available for use by the lessee.

Balances for the operating leases are presented as follows within the consolidated balance sheets:

	As of July 31,
	2023	2024
Right-of-use asset	$41,210	$-

Lease liability - current	42,042	-
Total lease liability	$42,042	$-

For the years ended July 31, 2023 and 2024, lease expense were US$51,487 and US$49,473, respectively and were recognized as general and administrative expenses.

Weighted-average remaining lease term and discount rate are as follows:

	As of July 31,
	2023	2024
Weighted-average remaining lease term (years)	1.83	0.25
Weighted-average discount rate	8.56%	8.56%